Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment (Tables) [Line Items]
Schedule of fair value of the share options
	19.A, C. and D-Consultants and Employees	19.B- Directors and CEO
Number of equity instruments granted in the last 3 years	39,954,951	36,978,505
Fair value in the grant date (thousands USD)	125,857	21,708
Range of share price (USD)	2.03-9.38	1.38-6.52	[1]
Range of exercise price (USD)	0 to 3.79	0-9.33
Range of expected share price volatility	0-129.2%	93.62%-125.9%
Range of estimated life (years)	4-7	4-7.07
Range of weighted average of risk-free interest rate	0-3.8%	0.29%-1.33%
Expected dividend yield	—	—
Outstanding as of December 31, 2022	27,630,207	34,532,431
Exercisable as of December 31, 2022 (from grants granted in 2020-2022)	2,398,972	33,120,886

Employees and Consultants [Member]
Share-Based Payment (Tables) [Line Items]
Schedule of fair value of the share options
	2021		2022
	Share option programs	Replacement awards	Share option programs	Replacement awards
Outstanding at January 1	12,603,828	—	20,768,200	254,409
Granted during the year	11,850,252	254,409	13,555,000	—
Exercised during the year	(2,351,420)	—	(1,084,331)	(116,362)
Forfeited or expired during the year	(1,334,460)	—	(3,204,932)	(40,907)
Share Options Exchange	—	—	(2,500,870)	—
Outstanding at December 31	20,768,200	254,409	27,533,067	97,140
Exercisable as of December 31	7,337,388		2,398,972

Directors and CEO [Member]
Share-Based Payment (Tables) [Line Items]
Schedule of fair value of the share options
	2021	2022
Outstanding at January 1	8,839,482	34,410,284
Granted during the year	27,873,103	285,000
Exercised during the year	-2,147,454	-20,418
Forfeited or expired during the year	-154,847	-142,435
Outstanding at December 31	34,410,284	34,532,431
Exercisable as of December 31	30,631,203	33,120,886